CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - Senior Convertible Notes [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Instrument, Interest Rate, Stated Percentage	4.00%	4.00%
Debt Instrument, Term	5 years	5 years